Recent Accounting Pronouncements and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Recent Accounting Pronouncements Adopted and Not Yet Adopted

Recent Accounting Pronouncements Adopted

On January 1, 2018, the Company adopted ASU No. 2016-13 “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  On the same date, the Company adopted ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses”. The amendments in this update clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The adoption of ASU No. 2016-13 and ASU No. 2018-19 did not have any effect in the Company’s financial statements and disclosures.

On January 1, 2018, the Company adopted ASU No. 2016-15- Statement of Cash Flows Classification of Certain Cash Receipts and Cash Payments and ASU No. 2016-18—Statement of Cash Flows – Restricted Cash. The adoption of ASU No. 2016-15- Statement of Cash Flows Classification of Certain Cash Receipts and Cash Payments did not result in any changes in the classification of cash receipts and cash payments.  The adoption of ASU No. 2016-18—Statement of Cash Flows – Restricted Cash, changed the presentation of restricted cash in cash flow, where amounts generally described as restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

On January 1, 2018, the Company adopted the ASU No. 2017-09, "Compensation — Stock Compensation (Topic 718), Scope of Modification Accounting", which clarifies and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The adoption of ASU 2017-09 did not have a material effect in the Company's financial statements.

On January 1, 2018, the Company adopted the ASU 2014-09 (Topic 606 – Revenue from Contracts with Customers). The standard, as amended from time to time, outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers, supersedes most legacy revenue recognition guidance and expands disclosure requirements. The core principle of the guidance in Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in each contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in each contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Company elected to adopt ASC 606 by applying the modified retrospective method, to contracts that were in effect at January 1, 2018, the date of initial application. The Company has evaluated the impact of the standard after reviewing its contracts and has determined that all of its charter agreements contain a lease and were accounted for under ASC 842 as discussed below. Implementation of the new revenue standard did not have any impact on revenue recognition. The prior period comparative information has not been restated and continues to be reported under the accounting guidance in effect for those periods. There was no cumulative effect from the adoption of the new revenue standard to opening accumulated deficit as at January 1, 2018, and no impact on any of the line items reported in the Company’s consolidated financial statements.

In the fourth quarter of 2018, the Company early adopted the ASU No. 2016-02, Leases (ASC 842), as amended from time to time, with the adoption reflected as of January 1, 2018, the beginning of the Company’s annual period in accordance with ASC 250, by using the modified retrospective transition method. The Company elected to apply the additional optional transition method, under which an entity initially applies the new leases standard to existing leases at the beginning of the period of adoption through a cumulative effect adjustment to the opening accumulated deficit as of January 1, 2018. The prior period comparative information has not been restated and continues to be reported under the accounting guidance in effect for those periods (ASC 840), including the disclosure requirements. Also, the Company elected to apply a package of practical expedients which does not require the Company, as a lessor, to reassess: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether initial direct costs for any expired or existing leases would qualify for capitalization under ASC 842. As all existing contracts with charterers, at January 1, 2018, are operating leases and as the Company did not account for initial direct costs related to existing leases at January 1, 2018, there were no amounts to be recorded as a cumulative effect adjustment to opening accumulated deficit on January 1, 2018, and no impact on any of the line items reported in the Company’s consolidated financial statements. The Company, as a lessor, also elected to apply the practical expedient which allowed it to account for the lease and the non-lease components of time charter agreements as one, as the criteria of the paragraphs ASC 842-10-15-42A through 42B are met. The Company did not have any material lease agreements in which it was a lessee at the adoption date.

Recent Accounting Pronouncements Not Yet Adopted

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing GAAP, to make disclosures about recurring and non-recurring fair value measurements.  ASU No. 2018-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.

In October 2018, the FASB issued ASU No. 2018-17, “Consolidation (Topic 810)—Targeted Improvements to Related Party Guidance for Variable Interest Entities”. The Board is issuing this Update in response to stakeholders’ observations that Topic 810, Consolidation, could be improved in the following areas: i) applying the variable interest entity (VIE) guidance to private companies under common control, ii) considering indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interests. The amendments in this Update improve the accounting for those areas, thereby improving general purpose financial reporting. ASU No. 2018-17 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. All entities are required to apply the amendments in this Update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted.  The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.

Principles of Consolidation

(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of Performance Shipping Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first considering if an entity meets the definition of a variable interest entity ("VIE") for which the Company is deemed to be the primary beneficiary under the VIE model, or if the Company controls an entity through a majority of voting interest based on the voting interest model. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist. The Company’s evaluation did not result in an identification of variable interest entities as of December 31, 2018 and 2017.

Use of Estimates

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (loss)

(c) Other Comprehensive Income / (loss): The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. The Company presents Other Comprehensive Income / (Loss) in a separate statement according to ASU 2011-05.

Foreign Currency Translation

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company operates its vessels in international shipping markets, and therefore, primarily transacts business in U.S. Dollars. The Company’s accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the years presented are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

Cash and Cash Equivalents

(e) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

Restricted Cash

(f) Restricted Cash: Restricted cash, when applicable, includes minimum cash deposits required to be maintained under the Company’s borrowing arrangements. The comparative amounts in the accompanying consolidated statements of cash flows have been reclassified due to the changes in the current presentation of restricted cash following the adoption as of January 1, 2018, of the ASU No. 2016-18 -Statement of Cash Flows - Restricted Cash.

Accounts Receivable, Trade

(g) Accounts Receivable, Trade: The account includes receivables from charterers for hire, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts has been made as of December 31, 2018 and 2017.

Inventories

(h) Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or net realizable value. Cost is determined by the first in, first out method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Inventories may also consist of bunkers when the vessel operates under freight charter or when on the balance sheet date a vessel has been redelivered by her previous charterers and has not yet been delivered to new charterers, or remains idle. Bunkers are also stated at the lower of cost or net realizable value and cost is determined by the first in, first out method.

Prepaid/Deferred Charter Revenue

(i) Prepaid/Deferred Charter Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at their relative fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. In determining the relative fair value, when the present value of the contractual cash flows of the time charter assumed is different than its current fair value, the difference, capped to the excess between the acquisition cost and the vessel's fair value on a charter free basis, is recorded as prepaid charter revenue or as deferred revenue, respectively. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

Vessel Cost

(j) Vessel Cost: Vessels are stated at cost which consists of the contract price and costs incurred upon acquisition or delivery of a vessel from a shipyard. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

Vessel Depreciation

(k) Vessel Depreciation: The Company depreciates containership vessels on a straight-line basis over their estimated useful lives, after considering the estimated salvage value. Each vessel’s salvage value is the product of her light-weight tonnage and estimated scrap rate, which is estimated at $0.35 per light-weight ton for all vessels in the fleet. Management estimates the useful life of the Company’s vessels to be 30 years from the date of initial delivery from the shipyard. Second-hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations on the ability of a vessel to trade on a worldwide basis, the vessel’s useful life is adjusted at the date such regulations are adopted.

Impairment of Long-Lived Assets

(l) Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use of the vessel over her remaining useful life and her eventual disposition is less than her carrying amount, the Company evaluates the vessel for impairment loss. Measurement of the impairment loss is based on the fair value of the vessel. The fair value of the vessel is determined based on management estimates and assumptions and by making use of available market data and third party valuations. The Company evaluates the carrying amounts and periods over which vessels are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the containerships market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, vessels' operating expenses, vessels' residual value, and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The Company also takes into account factors such as the vessels’ age and employment prospects under the then current market conditions, and determines the future undiscounted cash flows considering its various alternatives, including sale possibilities existing for each vessel as of the testing dates.

The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel’s carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels’ performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based, to the extent applicable, on the most recent 10 year average historical 6-12 months’ time charter rates available for each type of vessel, considering also current market rates) over the remaining estimated life of each vessel, net of commissions, expected outflows for scheduled vessels’ maintenance and vessel operating expenses assuming an average annual inflation rate of 3.5%.  Effective fleet utilization is assumed to 98% in the Company’s exercise, if vessel not laid-up, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company’s historical performance. The review of the vessel’s carrying amounts in connection with the estimated recoverable amounts for 2018, 2017 and 2016 indicated impairment charges for certain of the Company’s vessels, which are separately reflected in the accompanying consolidated statements of operations (Note 4).

Assets held for sale

(m) Assets held for sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily keep them until the end of their useful life. The Company classifies assets or assets in disposal groups as being held for sale in accordance with ASC 360-10-45-9 "Long-Lived Assets Classified as Held for Sale", when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset (disposal group); (ii) the asset (disposal group) is immediately available for sale on an "as is" basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset (disposal group) have been initiated; (iv) the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; and (v) the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. In case a long-lived asset is to be disposed of other than by sale (for example, by abandonment, in an exchange measured based on the recorded amount of the nonmonetary asset relinquished, or in a distribution to owners in a spinoff) the Company continues to classify it as held and used until its disposal date. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. The review of the related criteria for the year ended December 31, 2017 resulted in held for sale classification for certain of the Company’s vessels (Note 4).

Accounting for Revenues from Time Charters and Related Expenses

(n) Accounting for Revenues from Time Charters and Related Expenses: Revenues are generated from time charter agreements. According to the terms of a time-charter agreement, the Company charters its vessels to a charterer from the delivery of the vessel to the charterer (commencement date), for a fixed period of time, at rates that are generally determined in the main body of the charter agreements. As discussed above under “Recent Accounting Pronouncements Adopted”, the Company’s time charter agreements were determined to contain a lease and are accounted for under ASC 842. Time charter revenues are recorded over the non-cancellable term of the charter as service is provided, while revenues from time charter agreements providing for varying charter rates over their term are accounted for on a straight line basis. Any off-hires are recognized as incurred. The non-lease components of the time charter agreements, primarily relating to operation and maintenance of the vessel, are accounted for along with the associated lease component as a single lease component, as revenue from such non-lease components is recognized ratably over the duration of the time charter, and is not predominant. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Under time charter agreements, the charterer typically pays a fixed daily or monthly rate for a fixed period of time for the use of the vessel. Payments are typically made in advance. Deferred revenue, if any, includes cash received prior to the balance sheet date for which all criteria for recognition as revenue would not be met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis.

Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements, except for commissions, which are paid for by the Company. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related charter period to the extent revenue has been deferred since commissions are due as revenues are earned.

Earnings / (Loss) per Common Share

(o) Earnings / (Loss) per Common Share: Basic earnings / (loss) per common share are computed by dividing net income / (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings / (loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Segmental Reporting

(p) Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the container vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Accounting for Dry-Docking Costs

(q) Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next dry-docking will be scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale. The unamortized dry-docking cost is reflected in Deferred Charges, net, in the accompanying consolidated balance sheets. Amortization of dry-docking costs, for 2018, 2017 and 2016 amounted to $518, $744 and $657, respectively, and is reflected in Depreciation and amortization of deferred charges, in the accompanying consolidated statement of operations.

Financing Costs and Liabilities

(r) Financing Costs and Liabilities: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt, in accordance with ASU 2015-13: Interest-Imputation of Interest. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the fees relating to loan facilities not used at the balance sheet date, according to the loan availability terms. Discount premiums (Notes 3 and 5) are accounted for similar to other financing fees. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred. A loan liability is derecognised when the Company pays the creditor and is relieved of its obligation for the liability. The difference between the settlement price and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) is recognized as a gain or loss in the statement of operations.

Repairs and Maintenance

(s) Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in Vessel operating expenses in the accompanying consolidated statements of operations.

Share Based Payment

(t) Share Based Payment: The Company issues restricted share awards which are measured at their grant date fair value and are not subsequently re-measured.  That cost is recognized under the straight-line method over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). When the service inception date precedes the grant date, the Company accrues the compensation cost for periods before the grant date based on the fair value of the award at the reporting date. In the period in which the grant date occurs, cumulative compensation cost is adjusted to reflect the cumulative effect of measuring compensation cost based on the fair value at the grant date. Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Fair Value Measurements

(u) Fair Value Measurements: The Company follows the provisions of ASC 820 "Fair Value Measurements and Disclosures", which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

Concentration of Credit Risk

(v) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

Going Concern

(w) Going Concern: The Company's policy is in accordance with ASU No. 2014-15, "Presentation of Financial Statements - Going Concern", issued in August 2014 by the FASB. ASU 2014-15 provides U.S. GAAP guidance on management's responsibility in evaluating whether there is substantial doubt about a company's ability to continue as a going concern and on related required footnote disclosures. For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about a company's ability to continue as a going concern within one year from the date the financial statements are issued.